NORTHERN MONEY MARKET FUND
MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	NORTHERN MONEY MARKET FUND
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		NORTHERN MONEY MARKET FUND
Management Fees		0.25%
Other Expenses		0.23%
Administration Fees		0.10%
Transfer Agency Fees		0.10%
Other Operating Expenses		0.03%
Total Annual Fund Operating Expenses		0.48%
Expense Reimbursement	[1]	(0.13%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.35%
[1]	Northern Trust Investments, Inc. (the "Investment Adviser") has contractually agreed to reimburse certain expenses of the Fund (excluding acquired fund fees and expenses; a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries; expenses related to third-party consultants engaged by the Board of Trustees of the Trust; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; extraordinary expenses; and interest, if any) to the extent the "Total Annual Fund Operating Expenses After Expense Reimbursement" exceed 0.35%. This contractual limitation may not be terminated before July 31, 2013 without the approval of the Board of Trustees.

EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
NORTHERN MONEY MARKET FUND	36	141	256	591

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objective by investing in a broad range of high-quality, U.S. dollar-denominated government, bank and commercial obligations that are available in the money markets, including:
  Obligations of U.S. banks (including obligations of foreign branches of such banks);
  Obligations of foreign commercial banks;
  Commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers;
  Corporate bonds, notes, paper and other instruments that are of high-quality;
  Asset-backed securities, asset-backed commercial paper and structured notes;
  Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises and custodial receipts with respect thereto;
  Securities issued or guaranteed by one or more foreign governments or political subdivisions, agencies or instrumentalities;
  Repurchase agreements relating to the above instruments; and
  Municipal securities issued or guaranteed by state or local governmental bodies.
The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Fund’s investments. Accordingly, the Fund’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Fund.

During extraordinary market conditions and interest rate environments, some portion of the Fund’s total net assets may be uninvested. In such cases, a portion of the Fund’s assets may be held in cash in the Fund’s custody account. Cash assets are not income-generating and therefore would impact the Fund’s current yield. During this time, the Fund may not achieve its investment objective.
PRINCIPAL RISKS
STABLE NAV RISK is the risk that the Fund will not be able to maintain an NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Fund, especially at a time when the Fund needs to sell securities to meet shareholder redemption requests, could cause the value of the Fund’s shares to decrease to a price less than $1.00 per share.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity’s failure to fulfill its obligations could cause the Fund’s investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

STRUCTURED SECURITIES RISK is the risk that loss may result from the Fund’s investments in structured securities. Structured securities may be more volatile, less liquid and more difficult to price accurately than less complex securities due to their derivative nature. As a result, investments in structured securities may adversely affect the Fund’s NAV. In some cases it is possible that the Fund may suffer a total loss on its investment in a structured security.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its yield. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

FOREIGN SECURITIES RISK is the risk that a foreign security, even if it is a U.S. dollar-denominated foreign security, could lose value as a result of political, financial and economic events in foreign countries, less stringent foreign securities regulations and accounting and disclosure standards or other factors.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
FUND PERFORMANCE
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund is available and may be obtained on the Fund’s Web site at www.northernfunds.com or by calling 800-595-9111.
CALENDAR YEAR TOTAL RETURN*

* Year to date total return for the six months ended June 30, 2012 is 0.01%. For the periods shown in the bar chart above, the highest quarterly return was 1.22% in the third quarter of 2007, and the lowest quarterly return was 0.00% in the fourth quarter of 2011.
AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2011)
Average Annual Total Returns	Inception Date	1-Year	5-Year	10-Year	Since Inception
NORTHERN MONEY MARKET FUND	Apr. 11, 1994	0.02%	1.36%	1.72%	3.17%

The 7-day yield for the Fund as of December 31, 2011: 0.01%. For the current 7-day yield call 800-595-9111 or visit www.northernfunds.com.